RELATED PARTY TRANSACTIONS - Founder Shares (Details)			1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2021 USD ($) $ / shares shares	Jun. 29, 2020 shares	Feb. 28, 2019 USD ($) shares	Sep. 30, 2022 D $ / shares shares	Dec. 31, 2021 D $ / shares shares	Dec. 31, 2020 shares
RELATED PARTY TRANSACTIONS
Common stock, shares outstanding					3,336,500	2,875,000
Percentage of transfer of founder shares with certain exceptions				50.00%	50.00%
Founder Shares
RELATED PARTY TRANSACTIONS
Number of shares issued			100
Aggregate purchase price | $	$ 8,643		$ 25,000
Share dividend		43,125
Aggregate number of shares owned		4,312,500
Shares subject to forfeiture	1,490,874
Number of shares cancelled	1,437,500
Common stock, shares outstanding	2,875,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%	20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.50	$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30	30
Percentage of transfer of remaining founder shares with certain exceptions				50.00%	50.00%
Founder Shares | Officer
RELATED PARTY TRANSACTIONS
Number of shares issued	53,374
Aggregate purchase price | $	$ 464
Fair value upon the grant date | $	$ 323,446
Fair value upon the grant date (in dollars per share) | $ / shares	$ 6.06
Founder Shares | Underwriter overallotment option was not exercised in full
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture				375,000	375,000
Founder Shares | Underwriter overallotment option exercised in full
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture				0	0